Income per share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Income per share
(3)	Income per share

The following is the computation for basic and diluted income per share:

	Three Months EndedJune 30,		Six Months EndedJune 30,
(1)	2019	2018	2019	2018
	(in thousands, except per share amounts)
Net income	$9,664	$8,797	$19,102	$17,285
Weighted average basic shares outstanding	1,854	1,852	1,854	1,853
Add: Effect of dilutive securities	10	5	9	3
Weighted average diluted shares outstanding	1,864	1,857	1,863	1,856
Earnings per share:
Basic	$5.21	$4.75	$10.30	$9.33
Diluted	$5.18	$4.74	$10.25	$9.31

Incremental shares from stock options and restricted stock units were included in the calculation of weighted average diluted shares outstanding using the treasury stock method. Dilutive securities representing zero and 1,200 shares of common stock for the quarters ended June 30, 2019 and 2018, respectively, were excluded from the computation of weighted average diluted shares outstanding because their effect would have been anti-dilutive.